UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (81.1%)
		Consumer Discretionary (21.0%)
3,446,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	$1,602,390
2,953,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	1,461,735
		D.R. Horton, Inc.
1,969,000		9.750%, 09/15/10	1,850,860
1,491,000		7.875%, 08/15/11	1,349,355
522,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	527,220
5,193,000		DISH Network Corp. 7.125%, 02/01/16	4,803,525
9,352,000		Expedia, Inc.∧ 7.456%, 08/15/18	7,621,880
3,446,000		GameStop Corp. 8.000%, 10/01/12	3,428,770
		General Motors Corp.∧
8,860,000		7.200%, 01/15/11	1,838,450
1,477,000		7.125%, 07/15/13	240,012
8,368,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	5,313,680
5,661,000		Hanesbrands, Inc.‡ 5.698%, 12/15/14	4,160,835
3,938,000		Hasbro, Inc. 6.600%, 07/15/28	3,355,684
2,953,000		Interpublic Group of Companies, Inc. 7.250%, 08/15/11	2,229,515
2,717,000		Jarden Corp.∧ 7.500%, 05/01/17	1,969,825
2,729,000		Kellwood Company 7.625%, 10/15/17	204,675
2,953,000		Liberty Media Corp. 8.250%, 02/01/30	1,457,427
17,228,000		MGM Mirage∧ 8.375%, 02/01/11	10,078,380
1,693,000		Oxford Industries, Inc. 8.875%, 06/01/11	1,278,215
4,922,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	4,479,020
		Pulte Homes, Inc.
1,378,000		8.125%, 03/01/11	1,302,210
984,000		7.875%, 08/01/11	924,960
		Royal Caribbean Cruises, Ltd.
4,922,000		7.500%, 10/15/27	2,436,390
2,461,000		7.000%, 06/15/13	1,501,210
984,000		7.250%, 06/15/16	531,360
		Service Corp. International
6,891,000		7.500%, 04/01/27	4,927,065
1,969,000		7.625%, 10/01/18	1,821,325
984,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	546,120
		Toll Brothers, Inc.
2,195,000		8.250%, 02/01/11	2,140,125
1,073,000		8.250%, 12/01/11	1,040,810
12,503,000		Vail Resorts, Inc. 6.750%, 02/15/14	9,939,885
4,922,000		Warnaco Group, Inc. 8.875%, 06/15/13	4,589,765
984,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	720,136

			91,672,814

		Consumer Staples (11.5%)
4,302,000		Alliance One International, Inc. 8.500%, 05/15/12	3,420,090
		Anheuser-Busch InBev, NV
9,845,000		5.500%, 01/15/18	8,745,560
984,000		5.000%, 03/01/19 ~	826,644
4,922,000		Chattem, Inc. 7.000%, 03/01/14	4,442,105
5,415,000		Chiquita Brands International, Inc.∧ 8.875%, 12/01/15	4,440,300
1,969,000		Constellation Brands, Inc. 7.250%, 09/01/16	1,890,240
5,119,000		Del Monte Foods Company 8.625%, 12/15/12	5,221,380
3,446,000		NBTY, Inc. 7.125%, 10/01/15	2,748,185
		Pilgrim’s Pride Corp. (in default)**
6,448,000		8.375%, 05/01/17	870,480
1,674,000		7.625%, 05/01/15	661,230
		Reynolds American, Inc.
5,415,000		7.300%, 07/15/15	4,799,656
2,953,000		7.625%, 06/01/16	2,580,012
2,953,000		7.250%, 06/15/37	2,283,670
9,845,000		Smithfield Foods, Inc. 7.750%, 05/15/13	7,137,625

			50,067,177

		Energy (12.9%)
6,842,000		Arch Western Finance, LLC 6.750%, 07/01/13	6,517,005
3,150,000		Bristow Group, Inc. 7.500%, 09/15/17	2,315,250
		Chesapeake Energy Corp.
8,860,000		7.500%, 06/15/14	8,062,600
2,727,000		6.875%, 11/15/20	2,195,235
1,969,000		Complete Production Services, Inc. 8.000%, 12/15/16	1,388,145
2,953,000		Comstock Resources, Inc. 6.875%, 03/01/12	2,391,930
2,953,000		Forest Oil Corp. 8.000%, 12/15/11	2,857,027
3,387,000		Frontier Oil Corp. 8.500%, 09/15/16	3,234,585
1,969,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	1,545,665
7,482,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	4,302,150

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

5,513,000		Petrohawk Energy Corp. 7.125%, 04/01/12	$4,823,875
1,836,000		Range Resources Corp. 7.375%, 07/15/13	1,762,560
3,446,000		Superior Energy Services, Inc. 6.875%, 06/01/14	2,791,260
2,683,000		Valero Energy Corp. 7.500%, 06/15/15	2,537,673
		Williams Companies, Inc.
9,845,000		7.750%, 06/15/31	8,190,764
1,969,000		7.500%, 01/15/31	1,608,569

			56,524,293

		Financials (6.7%)
		Ford Motor Credit Company, LLC
5,907,000		8.625%, 11/01/10	4,724,773
4,922,000		9.875%, 08/10/11	3,740,720
		Leucadia National Corp.
5,877,000		8.125%, 09/15/15	4,789,755
2,953,000		7.000%, 08/15/13	2,495,285
5,415,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	1,516,200
1,674,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	1,548,450
2,474,000		Senior Housing Properties Trust∧ 7.875%, 04/15/15	1,991,570
9,845,000		SLM Corp. ~ 8.450%, 06/15/18	8,388,235

			29,194,988

		Health Care (0.4%)
1,674,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	1,531,710

		Industrials (6.2%)
2,953,000		BE Aerospace, Inc. 8.500%, 07/01/18	2,783,202
1,231,000		Belden, Inc. 7.000%, 03/15/17	941,715
1,880,000		Deluxe Corp. 7.375%, 06/01/15	1,165,600
492,000		FTI Consulting, Inc. 7.625%, 06/15/13	477,240
2,953,000		Gardner Denver, Inc. 8.000%, 05/01/13	2,617,096
2,461,000		GATX Corp. ~ 8.875%, 06/01/09	2,440,421
1,575,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	945,000
2,461,000		Interline Brands, Inc. 8.125%, 06/15/14	1,981,105
1,477,000		Kansas City Southern 13.000%, 12/15/13	1,536,080
2,402,000		SPX Corp.*∧ 7.625%, 12/15/14	2,212,843
6,891,000		Terex Corp. 7.375%, 01/15/14	6,029,625
1,969,000		Trinity Industries, Inc. 6.500%, 03/15/14	1,663,805
3,421,000		Wesco Distribution, Inc. 7.500%, 10/15/17	2,411,805

			27,205,537

		Information Technology (9.1%)
1,821,000		Agilent Technologies, Inc. 6.500%, 11/01/17	1,359,043
		Amkor Technology, Inc.
7,384,000		9.250%, 06/01/16	4,135,040
2,816,000		7.750%, 05/15/13	1,643,840
1,969,000		Celestica, Inc. 7.875%, 07/01/11	1,870,550
4,922,000		Flextronics International, Ltd. 6.500%, 05/15/13	4,060,650
4,479,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	1,007,775
2,953,000		Jabil Circuit, Inc. 8.250%, 03/15/18	2,273,810
3,574,000		Lender Processing Services, Inc. 8.125%, 07/01/16	3,413,170
3,446,000		Seagate Technology 6.800%, 10/01/16	1,843,610
5,956,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	5,003,040
		Xerox Corp.
9,352,000		8.000%, 02/01/27	6,867,997
6,891,000		7.625%, 06/15/13 ~	6,498,165

			39,976,690

		Materials (6.9%)
1,764,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	926,100
4,725,000	EUR	Ineos Group Holdings, PLC* 7.875%, 02/15/16	393,243
984,000		8.500%, 02/15/16∧	54,120
4,922,000		Mosaic Company* 7.625%, 12/01/16	4,633,325
3,938,000		Neenah Paper, Inc. 7.375%, 11/15/14	2,185,590
7,876,000		Sealed Air Corp.* 6.875%, 07/15/33	5,326,688
1,654,000		Steel Dynamics, Inc.* 7.750%, 04/15/16	1,331,470
7,703,000		Terra Industries, Inc. 7.000%, 02/01/17	6,817,155
1,969,000		Texas Industries, Inc. 7.250%, 07/15/13	1,496,440
		Union Carbide Corp.
3,938,000		7.500%, 06/01/25	2,948,719
3,052,000		7.875%, 04/01/23	2,423,209

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

3,150,000	Westlake Chemical Corp. 6.625%, 01/15/16	$1,685,250

		30,221,309

	Telecommunication Services (5.5%)
4,637,000	CenturyTel, Inc. 6.875%, 01/15/28	3,206,541
6,005,000	Frontier Communications Corp. 9.000%, 08/15/31	4,503,750
5,907,000	Leap Wireless International, Inc. 9.375%, 11/01/14	5,404,905
5,907,000	Qwest Communications International, Inc. 7.750%, 02/15/31	4,105,365
9,845,000	Sprint Nextel Corp. 7.375%, 08/01/15	4,629,257
3,938,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	2,234,815

		24,084,633

	Utilities (0.9%)
5,415,000	Energy Future Holdings Corp. 10.500%, 11/01/15	4,034,175

	TOTAL CORPORATE BONDS (Cost $483,448,641)	354,513,326

CONVERTIBLE BONDS (29.0%)
	Consumer Discretionary (2.6%)
	Interpublic Group of Companies, Inc.
4,000,000	4.750%, 03/15/23	2,335,000
1,000,000	4.250%, 03/15/23	631,250
10,000,000	Liberty Media Corp. (Time Warner, Inc.)Δ 3.125%, 03/30/23	7,762,500
1,870,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)Δ 3.250%, 03/15/31	652,162

		11,380,912

	Energy (2.2%)
8,500,000	Chesapeake Energy Corp. 2.250%, 12/15/38	4,451,875
9,500,000	SeaDrill, Ltd. 3.625%, 11/08/12	5,090,621

		9,542,496

	Financials (2.0%)
	Health Care REIT, Inc.
4,270,000	4.750%, 07/15/27∧	3,976,438
1,000,000	4.750%, 12/01/26	947,500
5,000,000	SVB Financial Group* 3.875%, 04/15/11	4,000,000

		8,923,938

	Health Care (6.2%)
8,500,000	Cubist Pharmaceuticals, Inc. 2.250%, 06/15/13	7,490,625
16,000,000	Life Technologies Corp. 3.250%, 06/15/25	14,560,000
5,500,000	Millipore Corp. 3.750%, 06/01/26	5,032,500

		27,083,125

	Industrials (4.3%)
10,500,000	L-3 Communications Holdings, Inc. 3.000%, 08/01/35	11,025,000
2,500,000	Quanta Services, Inc. 3.750%, 04/30/26	2,668,750
10,500,000	Trinity Industries, Inc. 3.875%, 06/01/36	5,315,625

		19,009,375

	Information Technology (11.3%)
8,000,000	Blackboard, Inc. 3.250%, 07/01/27	6,790,000
5,500,000	Euronet Worldwide, Inc.∧ 3.500%, 10/15/25	3,520,000
8,500,000	Informatica Corp. 3.000%, 03/15/26	7,958,125
23,250,000	Intel Corp.∧ 2.950%, 12/15/35	17,931,562
16,500,000	Linear Technology Corp. 3.000%, 05/01/27	13,014,375

		49,214,062

	Materials (0.4%)
1,510,000	Newmont Mining Corp. 3.000%, 02/15/12	1,689,313

	TOTAL CONVERTIBLE BONDS (Cost $167,041,111)	126,843,221

SYNTHETIC CONVERTIBLE SECURITIES (1.5%)
Corporate Bonds (1.3%)
	Consumer Discretionary (0.3%)
54,000	Asbury Automotive Group, Inc. 7.625%, 03/15/17	25,110
47,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	23,265
	D.R. Horton, Inc.
31,000	9.750%, 09/15/10	29,140
24,000	7.875%, 08/15/11	21,720
8,000	DIRECTV Financing Company, Inc. 8.375%, 03/15/13	8,080
82,000	DISH Network Corp. 7.125%, 02/01/16	75,850
148,000	Expedia, Inc.∧ 7.456%, 08/15/18	120,620

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

54,000		GameStop Corp. 8.000%, 10/01/12	$53,730
		General Motors Corp.∧
140,000		7.200%, 01/15/11	29,050
23,000		7.125%, 07/15/13	3,737
132,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	83,820
89,000		Hanesbrands, Inc.‡ 5.698%, 12/15/14	65,415
62,000		Hasbro, Inc. 6.600%, 07/15/28	52,832
47,000		Interpublic Group of Companies, Inc. 7.250%, 08/15/11	35,485
43,000		Jarden Corp.∧ 7.500%, 05/01/17	31,175
43,000		Kellwood Company 7.625%, 10/15/17	3,225
47,000		Liberty Media Corp. 8.250%, 02/01/30	23,196
272,000		MGM Mirage∧ 8.375%, 02/01/11	159,120
27,000		Oxford Industries, Inc. 8.875%, 06/01/11	20,385
78,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	70,980
		Pulte Homes, Inc.
22,000		8.125%, 03/01/11	20,790
16,000		7.875%, 08/01/11	15,040
		Royal Caribbean Cruises, Ltd.
78,000		7.500%, 10/15/27	38,610
39,000		7.000%, 06/15/13	23,790
16,000		7.250%, 06/15/16	8,640
		Service Corp. International
109,000		7.500%, 04/01/27	77,935
31,000		7.625%, 10/01/18	28,675
16,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	8,880
		Toll Brothers, Inc.
35,000		8.250%, 02/01/11	34,125
17,000		8.250%, 12/01/11	16,490
197,000		Vail Resorts, Inc. 6.750%, 02/15/14	156,615
78,000		Warnaco Group, Inc. 8.875%, 06/15/13	72,735
16,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	11,710

			1,449,970

		Consumer Staples (0.2%)
68,000		Alliance One International, Inc. 8.500%, 05/15/12	54,060
		Anheuser-Busch InBev, NV
155,000		5.500%, 01/15/18	137,690
16,000		5.000%, 03/01/19 ~	13,441
78,000		Chattem, Inc. 7.000%, 03/01/14	70,395
85,000		Chiquita Brands International, Inc.∧ 8.875%, 12/01/15	69,700
31,000		Constellation Brands, Inc. 7.250%, 09/01/16	29,760
81,000		Del Monte Foods Company 8.625%, 12/15/12	82,620
54,000		NBTY, Inc. 7.125%, 10/01/15	43,065
		Pilgrim’s Pride Corp. (in default)**
102,000		8.375%, 05/01/17	13,770
26,000		7.625%, 05/01/15	10,270
		Reynolds American, Inc.
85,000		7.300%, 07/15/15	75,341
47,000		7.625%, 06/01/16	41,064
47,000		7.250%, 06/15/37	36,347
155,000		Smithfield Foods, Inc. 7.750%, 05/15/13	112,375

			789,898

		Energy (0.2%)
108,000		Arch Western Finance, LLC 6.750%, 07/01/13	102,870
50,000		Bristow Group, Inc. 7.500%, 09/15/17	36,750
		Chesapeake Energy Corp.
140,000		7.500%, 06/15/14	127,400
43,000		6.875%, 11/15/20	34,615
31,000		Complete Production Services, Inc. 8.000%, 12/15/16	21,855
47,000		Comstock Resources, Inc. 6.875%, 03/01/12	38,070
47,000		Forest Oil Corp. 8.000%, 12/15/11	45,472
53,000		Frontier Oil Corp. 8.500%, 09/15/16	50,615
31,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	24,335
118,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	67,850
87,000		Petrohawk Energy Corp. 7.125%, 04/01/12	76,125
29,000		Range Resources Corp. 7.375%, 07/15/13	27,840
54,000		Superior Energy Services, Inc. 6.875%, 06/01/14	43,740
42,000		Valero Energy Corp. 7.500%, 06/15/15	39,725
		Williams Companies, Inc.
155,000		7.750%, 06/15/31	128,956
31,000		7.500%, 01/15/31	25,325

			891,543

		Financials (0.1%)
		Ford Motor Credit Company, LLC
93,000		8.625%, 11/01/10	74,387
78,000		9.875%, 08/10/11	59,280

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Leucadia National Corp.
93,000		8.125%, 09/15/15	$75,795
47,000		7.000%, 08/15/13	39,715
85,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	23,800
26,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	24,050
39,000		Senior Housing Properties Trust∧ 7.875%, 04/15/15	31,395
155,000		SLM Corp. ~ 8.450%, 06/15/18	132,065

			460,487

		Health Care (0.0%)
26,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	23,790

		Industrials (0.1%)
47,000		BE Aerospace, Inc. 8.500%, 07/01/18	44,297
19,000		Belden, Inc. 7.000%, 03/15/17	14,535
30,000		Deluxe Corp. 7.375%, 06/01/15	18,600
8,000		FTI Consulting, Inc. 7.625%, 06/15/13	7,760
47,000		Gardner Denver, Inc. 8.000%, 05/01/13	41,654
39,000		GATX Corp. ~ 8.875%, 06/01/09	38,674
25,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	15,000
39,000		Interline Brands, Inc. 8.125%, 06/15/14	31,395
23,000		Kansas City Southern 13.000%, 12/15/13	23,920
38,000		SPX Corp.*∧ 7.625%, 12/15/14	35,008
109,000		Terex Corp. 7.375%, 01/15/14	95,375
31,000		Trinity Industries, Inc. 6.500%, 03/15/14	26,195
54,000		Wesco Distribution, Inc. 7.500%, 10/15/17	38,070

			430,483

		Information Technology (0.2%)
29,000		Agilent Technologies, Inc. 6.500%, 11/01/17	21,643
		Amkor Technology, Inc.
116,000		9.250%, 06/01/16	64,960
44,000		7.750%, 05/15/13	25,685
31,000		Celestica, Inc. 7.875%, 07/01/11	29,450
78,000		Flextronics International, Ltd. 6.500%, 05/15/13	64,350
71,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	15,975
47,000		Jabil Circuit, Inc. 8.250%, 03/15/18	36,190
56,000		Lender Processing Services, Inc. 8.125%, 07/01/16	53,480
54,000		Seagate Technology 6.800%, 10/01/16	28,890
94,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	78,960
		Xerox Corp.
148,000		8.000%, 02/01/27	108,690
109,000		7.625%, 06/15/13 ~	102,786

			631,059

		Materials (0.1%)
28,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	14,700
75,000	EUR	Ineos Group Holdings, PLC* 7.875%, 02/15/16	6,242
16,000		8.500%, 02/15/16∧	880
78,000		Mosaic Company* 7.625%, 12/01/16	73,425
62,000		Neenah Paper, Inc. 7.375%, 11/15/14	34,410
124,000		Sealed Air Corp.* 6.875%, 07/15/33	83,863
26,000		Steel Dynamics, Inc.* 7.750%, 04/15/16	20,930
122,000		Terra Industries, Inc. 7.000%, 02/01/17	107,970
31,000		Texas Industries, Inc. 7.250%, 07/15/13	23,560
		Union Carbide Corp.
62,000		7.500%, 06/01/25	46,425
48,000		7.875%, 04/01/23	38,111
50,000		Westlake Chemical Corp. 6.625%, 01/15/16	26,750

			477,266

		Telecommunication Services (0.1%)
73,000		CenturyTel, Inc. 6.875%, 01/15/28	50,481
95,000		Frontier Communications Corp. 9.000%, 08/15/31	71,250
93,000		Leap Wireless International, Inc. 9.375%, 11/01/14	85,095
93,000		Qwest Communications International, Inc. 7.750%, 02/15/31	64,635
155,000		Sprint Nextel Corp. 7.375%, 08/01/15	72,883
62,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	35,185

			379,529

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Utilities (0.0%)
85,000		Energy Future Holdings Corp. 10.500%, 11/01/15	$63,325

		TOTAL CORPORATE BONDS	5,597,350

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.2%)#
		Consumer Discretionary (0.1%)
		Nike, Inc. - Class B
530		Call, 01/16/10, Strike $60.00	169,600
450		Call, 01/16/10, Strike $70.00	68,625

			238,225

		Consumer Staples (0.0%)
1,070		Sysco Corp. Call, 01/16/10, Strike $30.00	66,875
825		Walgreen Company Call, 01/16/10, Strike $32.50	150,562

			217,437

		Health Care (0.1%)
550		Gilead Sciences, Inc. Call, 01/16/10, Strike $55.00	330,000

		Information Technology (0.0%)
65		Apple, Inc. Call, 01/16/10, Strike $170.00	10,920
		QUALCOMM, Inc.
500		Call, 01/16/10, Strike $45.00	128,250
415		Call, 01/16/10, Strike $50.00	62,043

			201,213

		TOTAL PURCHASED OPTIONS	986,875

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $11,488,591)	6,584,225

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (22.3%)
		Consumer Discretionary (0.9%)
6,750		Stanley Works‡ 5.125%	3,823,875

		Consumer Staples (2.8%)
240,000		Archer Daniels Midland Company 6.250%	8,654,400
22,000		Bunge, Ltd. 4.875%	1,342,000
5,500		5.125%	2,365,000

			12,361,400

		Financials (4.2%)
140,000		American International Group, Inc. 8.500%	1,260,000
15,500		Bank of America Corp. 7.250%	8,137,500
302,800		Citigroup, Inc. 6.500%	4,617,700
200,000		MetLife, Inc. 6.375%	1,654,000
55,000		Reinsurance Group of America, Inc. 5.750%	2,511,025

			18,180,225

		Health Care (7.6%)
145	EUR	Bayer, AG 6.625%	10,201,906
132,000		Schering-Plough Corp. 6.000%	22,969,320

			33,171,226

		Industrials (1.2%)
180,000		Avery Dennison Corp. 7.875%	5,220,000

		Materials (5.6%)
200,000		Freeport-McMoRan Copper & Gold, Inc. 6.750%	9,320,000
1,400	CHF	Givaudan, SA 5.375%	8,508,323
220,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	6,853,000

			24,681,323

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $183,960,563)	97,438,049

COMMON STOCKS (1.6%)
		Consumer Discretionary (1.3%)
96,119		Amazon.com, Inc.#	5,653,720

		Financials (0.3%)
48,900		MetLife, Inc.	1,404,897

		TOTAL COMMON STOCKS (Cost $10,982,322)	7,058,617

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (2.0%)
		Consumer Discretionary (0.3%)
180,000		Deutsche Bank, AG (Royal Caribbean Cruises, Ltd.)* 12.000%, 03/27/09	1,261,800

		Information Technology (1.7%)
128,000		Bank of America Corp. (Infosys Technologies, Ltd.)* 12.000%, 02/09/09	3,443,200
200,000		Deutsche Bank, AG (Dell Inc.)* 12.000%, 02/13/09	1,980,000

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
UNITS		VALUE

182,000	Goldman Sachs Group, Inc. (Nokia Corp.)* 12.000%, 02/12/09	$2,213,120

		7,636,320

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $20,201,132)	8,898,120

NUMBER OF
SHARES		VALUE

INVESTMENT IN AFFILIATED FUND (3.2%)
13,999,936	Calamos Government Money Market Fund Class I Shares Ω (Cost $13,999,936)	13,999,936

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (4.8%)
136,094	Bank of New York Institutional Cash Reserve Fund Series B π	14,970
20,691,000	Goldman Sachs Financial Square Prime Obligations Fund	20,691,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $20,827,094)	20,705,970

TOTAL INVESTMENTS (145.5%) (Cost $911,949,390)		636,041,464

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.8%)		(20,827,094)

LIABILITIES, LESS OTHER ASSETS (-16.9%)		(74,055,851)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-23.8%)		(104,010,319)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$437,148,200

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.4%)#
	Consumer Discretionary (0.1%)
950	Amazon.com, Inc. Call, 04/18/09, Strike $65.00	(368,125)

	Financials (0.3%)
	SPDR Trust Series 1
1,125	Call, 04/18/09, Strike $89.00	(331,313)
825	Call, 03/21/09, Strike $90.00	(142,725)
750	Call, 06/20/09, Strike $96.00	(173,250)
750	Call, 03/21/09, Strike $91.00	(109,500)
750	Call, 04/18/09, Strike $91.00	(167,625)
500	Call, 03/21/09, Strike $95.00	(31,000)
500	Call, 06/20/09, Strike $87.00	(278,750)
450	Call, 03/21/09, Strike $94.00	(34,200)
	MetLife, Inc.
200	Call, 03/21/09, Strike $40.00	(19,500)
100	Call, 06/20/09, Strike $35.00	(43,000)

		(1,330,863)

	TOTAL WRITTEN OPTIONS (Premium $2,733,734)	(1,698,988)

NOTES TO SCHEDULE OF INVESTMENTS

*	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2009, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $18,763,157 or 4.3% of net assets applicable to common shareholders.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $18,440,431.
Δ	Securities exchangeable or convertible into securities of one or more entities different than the issuer. Each entity is identified in the parenthetical.
Ω	Investment in an affiliated fund. During the period from November 1, 2008, through January 31, 2009, the fund had net purchases of $11,601,949, and earned $29,950 in dividend payments from the affiliated fund. As of October 31, 2008, the fund had holdings of $2,397,987 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the Board of Trustees.
**	On December 1, 2008, Pilgrim’s Pride Corp. filed for bankruptcy protection.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31,2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows:

Cost basis of investments	$919,885,158

Gross unrealized appreciation	(1,293,142)
Gross unrealized depreciation	(282,550,552)

Net unrealized appreciation (depreciation)	$(283,843,694)

NOTE 3 – FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward currency contracts at January 31, 2009.

NOTE 4 – PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 4,160 shares of Preferred Shares outstanding consist of seven series, 552 shares of M, 552 shares of TU, 553 shares of W, 553 shares of TH, 650 shares of W28, 650 shares of TH7, and 650 shares of F7. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 5 – BORROWINGS

The Fund has entered into a Revolving Credit and Security Agreement (the Agreement) with conduit lenders and a bank that allows it to borrow up to an initial limit of $336.6 million. The Fund may request that the lenders extend the availability of the agreement for up to two years, in one-year increments. Borrowings under the Agreement are secured by assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the current terms of the Agreement, the Fund also pays a program fee on its outstanding borrowings to administer the facility and a liquidity fee on the total borrowing limit. Program and liquidity fees for the period ended January 31, 2009 totaled $1,404,916 and are included in interest expense and fees in the Statement of Operations. For the period ended January 31, 2009, the average borrowings under the Agreement and the average interest rate were $99,869,565 and 2.59%, respectively.

NOTE 6 – SECURITIES LENDING

The Fund may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Fund’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Fund records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Fund will record unrealized depreciation equal to the decline in value of the invested collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At January 31, 2009, the Fund held securities valued at $19,569,893 on loan to broker-dealers and banks and held $20,827,094 in cash or cash equivalent collateral.

NOTE 7 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 8 – STRUCTURED EQUITY LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract. Cash flows received from these securities are recorded as dividends on the Statement of Operations.

NOTE 9 – VALUATIONS

Effective November 1, 2008, the Fund has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Portfolio segregates its holdings into three levels based upon the inputs used to derive the fair value. “Level 1” holdings use inputs from unadjusted quoted prices from active markets. “Level 2” holdings reflect inputs other than quoted prices, but use observable market data. “Level 3” holdings are valued using unobservable inputs. These unobservable inputs for Level 3 holdings reflect the Portfolio’s assumptions about the factors market participants would consider in pricing the asset.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at fair value:

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$635,054,589	$104,808,998	$530,245,591	$0
Other Financial Instruments*	986,875	986,875	0	0

Total	$636,041,464	$105,795,873	$530,245,591	$0

Liability Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$0	$0	$0	$0
Other Financial Instruments*	(1,698,988)	(1,698,988)	0	0

Total	$(1,698,988)	$(1,698,988)	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 20, 2009
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 20, 2009

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 20, 2009